Borrowings	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Borrowings

NOTE 6 – BORROWINGS

Borrowings as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Credit facilities (including current liabilities associated with the vessel held for sale)	$1,164,836	$1,096,178
Financial liabilities	770,464	731,206
Finance lease liabilities	317,447	325,784
Total borrowings	$2,252,747	$2,153,168
Less: Current portion of long-term borrowings, net (including current liabilities associated with the vessel held for sale)	(269,696)	(266,222)
Less: Deferred finance costs, net	(25,756)	(24,231)
Long-term borrowings, net	$1,957,295	$1,862,715

As of June 30, 2025, the total borrowings, net of deferred finance costs were $2,226,991.

Credit Facilities

NATIONAL BANK OF GREECE S.A.: On June 25, 2025, Navios Partners entered into a reducing revolving credit facility with National Bank of Greece S.A. for a total amount up to $100,000 in order to refinance the existing indebtedness of 13 of its vessels and for working capital purposes. On June 26, 2025, the amount of $40,000 was drawn. As of June 30, 2025, the total outstanding balance was $40,000 and the amount of $60,000 remained undrawn and available. The facility matures in the second quarter of 2030 and bears interest at Term Secured Overnight Financing Rate (“Term SOFR”) plus 170 bps per annum.

On September 19, 2024, Navios Partners entered into a credit facility with National Bank of Greece S.A. for a total amount up to $130,000 (divided into two tranches) in order to refinance the existing indebtedness of six of its vessels (tranche A) and to finance part of the acquisition cost of one Aframax/ LR2 newbuilding tanker vessel (tranche B). On September 20, 2024, the amount of $81,218 in relation to tranche A was drawn. On June 18, 2025, in relation to the delivery of the

2025-built Aframax/ LR2 of 115,812 dwt, the amount of $45,000 was drawn (tranche B). As of June 30, 2025, the total outstanding balance was $116,185. The credit facility matures five years after each drawdown date and bears interest at Term SOFR (with option to switch to Compounded Secured Overnight Financing Rate (“Compounded SOFR”)) plus 175 bps per annum and 150 bps per annum for drawn amounts of tranche A and tranche B, respectively.

BNP PARIBAS: On June 19, 2025, Navios Partners entered into a credit facility with BNP Paribas for a total amount up to $227,070 in order to refinance the existing indebtedness of six of its vessels (tranche A) and finance part of the acquisition cost of three vessels, which are currently under construction, one 7,900 TEU newbuilding Containership (tranche B) and two Aframax/LR2 newbuilding tanker vessels of 115,000 dwt (tranches C and D). On June 23, 2025, the amount of $62,500 in relation to tranche A was drawn. As of June 30, 2025, the total outstanding balance was $62,500 and tranches B, C and D remained undrawn. The credit facility matures in the second quarter of 2030 and bears interest at Compounded SOFR plus 175 bps per annum for drawn amount of tranche A. The credit facility matures seven years after each drawdown date and bears interest at Compounded SOFR plus 150 bps per annum for drawn amounts of tranches B, C and D.

On June 21, 2023, Navios Partners entered into a credit facility with BNP Paribas, Credit Agricole Corporate and Investment Bank and First-Citizens Bank & Trust Company for a total amount up to $107,600 in order to refinance the existing indebtedness of ten of its vessels and for general corporate purposes. On June 26, 2023, the full amount was drawn. In October 2024, following the sale of one 2005-built Panamax vessel of 76,596 dwt, the amount of $3,108 was prepaid. On November 14, 2024, Navios Partners prepaid the amount of $7,679 relating to one dry bulk vessel that was released from the facility. On June 25, 2025, the outstanding balance of $49,893 was fully prepaid and refinanced.

On June 12, 2023, Navios Partners entered into a credit facility with BNP Paribas for a total amount up to $40,000 in order to refinance the existing indebtedness of nine of its containerships. On June 16, 2023, the full amount was drawn. On April 29, 2024, Navios Partners prepaid the amount of $3,990 relating to one containership that was released from the facility. On June 23, 2025, the outstanding balance of $20,577 was fully prepaid and refinanced.

CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK: On June 17, 2025, Navios Partners entered into a credit facility with Credit Agricole Corporate and Investment Bank (“CACIB”) for a total amount up to $62,500 in order to refinance the existing indebtedness of six of its vessels. On June 25, 2025, the full amount was drawn. As of June 30, 2025, the total outstanding balance was $62,500. The facility matures in the second quarter of 2030 and bears interest at Term SOFR plus 175 bps per annum.

On June 28, 2023, Navios Partners entered into a credit facility with CACIB for a total amount up to $62,400 in order to refinance the existing indebtedness of seven of its dry bulk vessels. On June 30, 2023, the full amount was drawn. During the year ended December 31, 2024, in relation to the sale of a 2006-built Kamsarmax vessel of 82,790 dwt, the amount of $3,818 was prepaid. On June 10, 2025, Navios Partners prepaid the amount of $17,650 relating to three dry bulk vessels that were released from the facility. On June 24, 2025, the outstanding balance of $22,113 was fully prepaid and refinanced.

KFW IPEX-BANK GMBH: On March 18, 2025, Navios Partners entered into an export credit agency-backed facility with KFW IPEX-BANK GMBH (“KFW”) for a total amount up to $151,502 (including insurance premium) in order to finance part of the acquisition cost of two newbuilding 7,900 TEU containerships, currently under construction. As of June 30, 2025, the total amount remained undrawn. The facility is scheduled to mature 12 years after the delivery date of each vessel and bears interest at Compounded SOFR plus 124 bps per annum.

On April 25, 2023, Navios Partners entered into an export agency-backed facility with KFW for a total amount up to $165,638 in order to finance the acquisition cost of two 7,700 TEU newbuilding containerships. During the year ended December 31, 2024, the Company drew a total amount of $119,434 and the remaining amount of $46,204 was drawn during the six month period ended June 30, 2025, in relation to the deliveries of the two 7,700 TEU newbuilding containerships. As of June 30, 2025, the total outstanding balance was $165,638. The credit facility matures in the first quarter of 2037 and bears interest at Compounded SOFR plus 150 bps per annum.

HELLENIC BANK PUBLIC COMPANY LIMITED: On December 4, 2024, Navios Partners entered into a credit facility with Hellenic Bank Public Company Limited (“Hellenic Bank”) for a total amount up to $30,000 in order to refinance the existing indebtedness of four of its vessels. On December 6, 2024, the full amount was drawn. During the six month period ended June 30, 2025, in relation to the sale of a 2006-built Panamax of 76,596 dwt, the amount of $3,750 was prepaid. As of June 30, 2025, the total outstanding balance was $24,000. The outstanding balance includes the amount of $7,400, which is related to a 2009-built transhipper vessel of 57,573 dwt classified as held for sale and is presented under the caption “Current liabilities associated with the vessel held for sale” in the condensed Consolidated Balance Sheets. The facility matures in the fourth quarter of 2029 and bears interest at Term SOFR plus 175 bps per annum.

On May 9, 2022, Navios Partners entered into a credit facility with Hellenic Bank for a total amount up to $25,235 in order to refinance the existing indebtedness of five of its vessels and for working capital purposes. On May 11, 2022, the full amount was drawn. In January 2023, following the sale of one 2005-built MR2 Product Tanker vessel of 47,999 dwt, the amount of $3,700 was prepaid. During the six month period ended June 30, 2025, in relation to the sale of a 2007-built 2,741 TEU Containership, the amount of $1,350 was prepaid. As of June 30, 2025, the total outstanding balance was $9,000. The facility matures in the second quarter of 2027 and bears interest at Term SOFR plus a credit adjustment spread plus 250 bps per annum.

Financial Liabilities

In January 2024, Navios Partners entered into a sale and leaseback agreement for a total amount up to $45,260 with an unrelated third party, in order to finance the acquisition of one 115,000 dwt Aframax/LR2 newbuilding tanker vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessel from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. On April 1, 2025, the full amount was drawn in relation to the delivery of the 2025-built Aframax/LR2 tanker vessel of 115,762 dwt. The sale and leaseback transaction matures seven years after the drawdown date and bears interest at Term SOFR plus 190 bps per annum. As of June 30, 2025, the outstanding balance under the sale and leaseback agreement was $45,260.

In November 2023, Navios Partners entered into sale and leaseback agreements of $175,600 with unrelated third parties, in order to finance the acquisition of two 5,300 TEU newbuilding containerships and two Aframax/LR2 newbuilding tanker vessels. During the year ended December 31, 2024, the Company drew a total amount of $131,750 in relation to the deliveries of three vessels, and the remaining amount of $43,850 was drawn during the six month period ended June 30, 2025, in relation to the delivery of the 2025-built Aframax/LR2 tanker vessel of 115,807 dwt. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. The sale and leaseback transaction matures ten years after each drawdown date and bears interest at Term SOFR plus 200 bps per annum. As of June 30, 2025, the outstanding balance under the sale and leaseback agreement was $170,380.

In October 2022, Navios Partners completed a $100,000 sale and leaseback agreement with unrelated third parties to refinance the existing sale and leaseback transaction of 12 containerships. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as a financial liability. Navios Partners drew the entire amount on October 31, 2022, net of discount of $800. In May 2024, in relation to the sale of one 2007-built 3,450 TEU containership, the amount of $4,411 was prepaid. The sale and leaseback agreement bears interest at Term SOFR plus 210 bps per annum and was to mature in the first quarter of 2026. Pursuant to an amendment dated March 19, 2025, the agreement matures in the first quarter of 2029 and for the three year extension period bears interest at Term SOFR plus 175 bps per annum. As of June 30, 2025, the outstanding balance under the sale and leaseback agreement was $43,109.

In February 2022, Navios Maritime Holdings Inc. (“Navios Holdings”) entered into a sale and leaseback agreement with an unrelated third party for $12,000 in order to finance a Panamax vessel. Following the acquisition of the 36-vessel dry bulk fleet from Navios Holdings, Navios Partners had a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price was not equal to the expected fair value of the asset at the end of the lease term, under ASC 842- 40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. In February 2025, in relation to the sale of the Panamax vessel, the outstanding balance under the sale and leaseback agreement of $6,165 was fully prepaid.

Finance Lease Liabilities

For the six month periods ended June 30, 2025 and 2024, payments related to the finance lease liabilities amounted to $8,337 and $20,307, respectively, and are presented under the caption “Repayment of long-term debt, finance lease and financial liabilities” in the condensed Consolidated Statements of Cash Flows.

Covenants and Other Terms of Credit Facilities and Financial Liabilities

The credit facilities and certain financial liabilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Angeliki Frangou’s or her affiliates’ ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs related to the vessels and the payables under the Master Management Agreement (as defined herein).

The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth of $135,000.

It is an event of default under the credit facilities and certain financial liabilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of June 30, 2025, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.

The annualized weighted average interest rates of the Company’s total borrowings for each of the three and six month periods ended June 30, 2025, were 6.3%. The annualized weighted average interest rates of the Company’s total borrowings for each of the three and six month periods ended June 30, 2024, were 7.1%.

The maturity table below reflects the principal payments for the next five 12-month periods ending June 30 of all borrowings of Navios Partners outstanding as of June 30, 2025, based on the repayment schedules of the respective credit facilities (including current liabilities associated with the vessel held for sale), financial liabilities and finance lease liabilities.

Period	Amount
2026	$275,845
2027	332,464
2028	315,285
2029	309,118
2030	292,138
2031 and thereafter	727,897
Total	$2,252,747